Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease, Cost
Operating lease charge. The following table summarizes the operating lease charge for the twelve months ended December 31, 2020 and 2019:

	For the Twelve Months Ended
	December 31, 2020	December 31, 2019
	($ in millions)
Amortization charge on right-of-use operating leased assets	$11.8	$13.4
Interest on operating lease liabilities	5.5	4.6
Operating lease charge	$17.3	$18.0

Lessee, Operating Lease, Liability
Lease Liabilities. The following table summarizes the maturity of lease liabilities under non-cancellable leases as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	($ in millions)
Operating leases — maturities
2020	$—	$17.7
2021	17.2	16.4
2022	14.2	13.0
2023	13.5	12.2
2024	12.6	11.7
2025	12.2	11.5
Later years	63.4	62.1
Total minimum lease payments	$133.1	$144.6
Less imputed interest	(27.1)	(31.4)
Total lease liabilities	$106.0	$113.2

Summary of Other Lease Information
Other lease information. The following table summarizes the cash flows on operating leases for the twelve months ended December 31, 2020 and 2019, and other supplemental information:

	For the Twelve Months Ended
	December 31, 2020	December 31, 2019
	($ in millions)
Cash paid for amounts included in the measurement of lease liabilities
- Operating cash outflow from operating leases	$(17.3)	$(18.0)

Right-of-use assets obtained in exchange for lease obligations
- Operating leases	$5.0	$37.3

Reduction to Right-of-use assets resulting from reductions to lease obligations
- Operating leases	$13.0	$6.1

Weighted Averages
- Operating leases, remaining lease terms (years)	9.1	10.1
- Operating leases, average discount rate	5.0%	5.0%